Revenues (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 item	Dec. 31, 2022 USD ($) item	Dec. 31, 2022 MXN ($) item	Dec. 31, 2022 item kg	Dec. 31, 2022 item lb	Dec. 31, 2022 item	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Revenues
Time period that maximum rates for airport concessions are established	5 years
Number of passengers that a work load unit is equivalent to | item	1	1	1	1	1	1
Weight of cargo that a work load unit is equivalent to				100	220
Aeronautical services:
Domestic TUA			$ 4,791,166				$ 3,422,714	$ 1,857,551
International TUA			1,375,479				1,169,292	542,933
Landing charges			269,796				206,114	147,387
Platform for embarking and disembarking			185,785				134,436	90,257
Aircraft parking charges on extended stay or overnight			42,922				36,539	31,905
Domestic and international passenger and carry-on baggage check			63,682				52,998	29,688
Aerocars and jetways			28,168				22,395	19,920
Other airport services, leases and regulated access rights			298,545				233,240	222,917
Total revenues from aeronautical services		$ 362,352	7,055,543				5,277,728	2,942,558
Commercial activities
Car parking charges			340,095				217,728	126,818
Advertising			73,579				70,338	59,695
Retail operations			124,726				86,128	64,486
Food and beverage			176,844				120,148	87,499
Car rental operators			205,019				142,651	111,037
Time share developers			16,960				13,557	12,683
Financial services			13,013				8,355	7,853
Communication and services			16,350				18,137	17,800
Services to passengers			5,232				3,561	3,281
VIP lounges			80,933				49,381	36,538
Other services			59,152				49,593	44,300
Total revenue from commercial activities			1,111,903				779,577	571,990
Diversification activities:
Hotel services			325,495				221,728	141,890
OMA Carga			329,793				257,210	183,382
Real estate services			26,364				19,721	16,499
Industrial services			73,760				63,737	51,272
Other services			10,858				6,889	7,547
Total diversification activities			766,270				569,285	400,590
Complementary activities:
Leasing of space			118,851				122,639	85,729
Access rights			24,892				21,316	15,819
Checked baggage inspection			198,336				150,238	86,491
Other services (CUSS and CUTE)			9,550				10,324	10,420
Total of complimentary activities			351,629				304,517	198,459
Total revenue from non-aeronautical services		$ 114,516	$ 2,229,802				$ 1,653,379	$ 1,171,039
Percentage of revenues generated by the Monterrery, Acapulco, Mazatlan, Culiacan, Chihuahua, Ciudad Juarez and Zihuatanejo airports						75.00%	75.00%	75.00%